Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2013	307,131,051	(100,196,305)	206,934,746
- Depreciation for the year	-	(19,983,772)	(19,983,772)
- Sale of vessels	(20,272,071)	11,014,234	(9,257,837)
- Purchase of vessel	5,978,062	-	5,978,062
- Impairment loss	(154,876,848)	76,669,386	(78,207,462)
Balance, December 31, 2013	137,960,194	(32,496,457)	105,463,737
- Depreciation for the year	-	(12,137,445)	(12,137,445)
- Purchase of vessel	21,323,935	-	21,323,935
- Impairment loss	(18,894,213)	15,394,213	(3,500,000)
Balance, December 31, 2014	140,389,916	(29,239,689)	111,150,227